Warrants, founders' warrants and free shares - Warrants issued to investors tabular (Details) - € / shares			12 Months Ended
	Jun. 17, 2022	Apr. 03, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Warrants, founders' warrants and free shares
Granted		7,475,708
Warrants outstanding, end of period			2,218,293
Bracknor
Warrants, founders' warrants and free shares
Number of warrants exercised					(442,477)
Warrant average exercise price (per share)					€ 3.48
BSA warrants issued to investors
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period			2,492,871
Number of warrants exercised			(22,902)
Warrants outstanding, end of period			2,469,969	2,492,871
Number of shares which can be subscribed			2,469,969
BSA warrants issued to investors on 04/07/2020
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period			2,492,871	3,615,566
Number of warrants exercised			(22,902)	(1,122,695)
Warrants outstanding, end of period			2,469,969	2,492,871
Number of shares which can be subscribed			2,469,969	2,492,871
BSA Warrants Issued As Equity Compensation
Warrants, founders' warrants and free shares
Granted	398,476
Number of shares which can be subscribed			2,868,387
BSA Warrants Issued As Equity Compensation | BSA Warrants issued 07/21/2017
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period				72,000
Granted			72,000
Lapsed				(72,000)
BSA Warrants Issued As Equity Compensation | BSA Warrants issued 06/17/2026
Warrants, founders' warrants and free shares
Granted			398,476
Warrants outstanding, end of period			398,476
Number of shares which can be subscribed			398,476
Founders share warrants
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period			6,868,747	3,383,609
Granted				4,379,122
Number of warrants exercised			(2,152)	(165,128)
Lapsed			(578,144)	(728,856)
Warrants outstanding, end of period			6,288,073	6,868,747
Number of shares which can be subscribed			6,288,073	6,868,747
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 1
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period				148,000
Granted			227,000
Lapsed				(148,000)
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 2
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period				62,848
Granted			127,000
Lapsed				(62,848)
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 1
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period			875,673	1,011,309
Granted			1,333,333
Number of warrants exercised			(2,152)	(35,739)
Lapsed			(42,223)	(99,897)
Warrants outstanding, end of period			831,298	875,673
Number of shares which can be subscribed			831,297	875,673
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 2
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period			594,545	662,363
Granted			666,667
Number of warrants exercised				(17,870)
Lapsed			(4,303)	(49,948)
Warrants outstanding, end of period			590,242	594,545
Number of shares which can be subscribed			590,241	594,545
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 1
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period			725,250	999,393
Granted			999,393
Number of warrants exercised				(74,346)
Lapsed			(84,447)	(199,797)
Warrants outstanding, end of period			640,803	725,250
Number of shares which can be subscribed			640,802	725,250
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 2
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period			362,250	499,696
Granted			499,696
Number of warrants exercised				(37,173)
Lapsed			(8,607)	(99,898)
Warrants outstanding, end of period			353,643	362,250
Number of shares which can be subscribed			353,643	362,250
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 1
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period			2,873,769
Granted			2,919,415	2,919,415
Lapsed			(292,376)	(45,645)
Warrants outstanding, end of period			2,581,393	2,873,769
Number of shares which can be subscribed			2,581,394	2,873,769
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 2
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period			1,436,885
Granted			1,459,707	1,459,707
Lapsed			(146,188)	(22,823)
Warrants outstanding, end of period			1,290,697	1,436,885
Number of shares which can be subscribed			1,290,696	1,436,885
Free share warrants
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period			9,131,979	2,500,911
Granted			1,591,334	6,631,068
Acquired			9,131,979
Warrants outstanding, end of period			1,591,334	9,131,979
Number of shares which can be subscribed			1,591,334	9,131,979
Free share warrants | Free shares 2020
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period			2,500,911	2,500,911
Acquired			2,500,911
Warrants outstanding, end of period				2,500,911
Number of shares which can be subscribed				2,500,911
Free share warrants | Free shares 2021
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period			6,631,068
Granted				6,631,068
Acquired			6,631,068
Warrants outstanding, end of period				6,631,068
Number of shares which can be subscribed				6,631,068
Free share warrants | Free shares 2022
Warrants, founders' warrants and free shares
Granted			1,591,334
Warrants outstanding, end of period			1,591,334
Number of shares which can be subscribed			1,591,334